SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

        On October 21, 2014 our Board of Directors declared a $0.30 cash dividend per share to be paid to Fantex Series Vernon Davis stockholders of record as of November 25, 2014 for an aggregate payment of $126,330. The dividend was paid on November 26, 2014.

        On November 3, 2014, Fantex completed the initial public offering of 164,300 shares of Fantex Series Mohamed Sanu, raising gross proceeds of approximately $1.64 million (the "Fantex Mohamed Sanu Offering"). The Parent purchased 78,000 shares of Fantex Series Mohamed Sanu in the Fantex Mohamed Sanu Offering at $10 per share, which was the initial offering price to the public, for an aggregate purchase price of $780,000. In addition, certain directors of the Parent purchased an aggregate of 10,365 shares Fantex Series Mohamed Sanu in the Fantex Mohamed Sanu Offering at $10 per share for an aggregate purchase price of $103,650.

        On November 3, 2014, as consideration for future ABI under the Mohamed Sanu Brand Contract, Fantex paid Mohamed Sanu approximately $1.56 million (less $78,000 to be held in escrow until six months of consecutive payments of brand amounts have been timely delivered to Fantex) less ABI due to us under the Mohamed Sanu Brand Contract for the period between May 14, 2014 and November 3, 2014.

        On January 9, 2015, we entered into a brand contract with Michael Brockers. This brand contract entitles us to receive 10% of Michael Brockers's brand income from and after October 15, 2014. As consideration for the ABI under the brand contract, we will pay Michael Brockers a one-time cash amount of $3.44 million (less $0.172 million to be held in escrow until six months of consecutive payments due under the brand contract have been timely delivered to us) contingent upon our ability to obtain financing for the purchase price. Our ABI under the brand contract is contingent upon our payment of the purchase price following the consummation of this offering.